Segment information - Segment revenue to segment operating income - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	€ 42,238	€ 41,381	€ 40,859
External purchases	(17,897)	(18,563)	(18,381)
Other operating income	720	580	613
Other operating expenses	(599)	(505)	(724)
Labor expenses	(8,494)	(9,074)	(8,574)
Operating taxes and levies	(1,827)	(1,840)	(1,846)
Gains (losses) on disposal of fixed assets, investments and activities	277	197	83
Restructuring and integration costs	(132)	(199)	(167)
Reported EBITDA		11,977	11,863
Depreciation and amortization of fixed assets	(7,110)	(7,047)	(6,846)
Effects resulting from business combinations			(27)
Reclassification of translation adjustment from liquidated entities	12	1	(8)
Impairment of goodwill	(54)	(56)	(20)
Impairment of fixed assets	73	(49)	(190)
Share of profits (losses) of associates and joint ventures	8	3	6
Operating income	5,927	4,829	4,778
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(4)	(3)	(2)
External purchases	5	3	2
Other operating income	(17)	(20)	(7)
Other operating expenses	17	21	8
Adjusted EBITDA		1	1
Reported EBITDA		1	1
Operating income	1	1	1
Presentation adjustments [member]
Disclosure of operating segments [line items]
Other operating income			14
Other operating expenses	(72)	(9)	(290)
Labor expenses	(24)	(806)	(374)
Operating taxes and levies		(31)	5
Gains (losses) on disposal of fixed assets, investments and activities	277	17	(5)
Restructuring and integration costs	(132)	(199)	(167)
Adjusted EBITDA		(1,028)	(817)
Significant litigations		33	271
Specific labor expenses		812	374
Investments and businesses portfolio review		(17)	5
Restructuring and integration costs		200	167
Total Telecom activities and Orange Bank [member]
Disclosure of operating segments [line items]
Revenue	42,238	41,381	40,859
External purchases	(17,897)	(18,563)	(18,381)
Other operating income	720	580	599
Other operating expenses	(527)	(496)	(434)
Labor expenses	(8,470)	(8,268)	(8,200)
Operating taxes and levies	(1,827)	(1,809)	(1,851)
Gains (losses) on disposal of fixed assets, investments and activities		180	88
Adjusted EBITDA		13,005	12,680
Significant litigations		(33)	(271)
Specific labor expenses			(374)
Investments and businesses portfolio review		17	(5)
Restructuring and integration costs		(200)	(167)
Reported EBITDA		11,977	11,863
Depreciation and amortization of fixed assets	(7,110)	(7,047)	(6,846)
Effects resulting from business combinations			(27)
Reclassification of translation adjustment from liquidated entities	12	1	(8)
Impairment of goodwill	(54)	(56)	(20)
Impairment of fixed assets	73	(49)	(190)
Share of profits (losses) of associates and joint ventures	8	3	6
Operating income	5,927	4,829	4,778
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	42,242	41,384	40,861
External purchases	(17,806)	(18,479)	(18,320)
Other operating income	694	556	528
Other operating expenses	(515)	(484)	(428)
Labor expenses	(8,397)	(8,198)	(8,138)
Operating taxes and levies	(1,827)	(1,808)	(1,850)
Gains (losses) on disposal of fixed assets, investments and activities		180	88
Adjusted EBITDA		13,151	12,741
Significant litigations		(33)	(271)
Specific labor expenses		(811)	(374)
Investments and businesses portfolio review		17	(5)
Restructuring and integration costs		(200)	(167)
Reported EBITDA		12,124	11,924
Depreciation and amortization of fixed assets	(7,086)	(7,026)	(6,842)
Reclassification of translation adjustment from liquidated entities	12	1	(8)
Impairment of goodwill	(54)	(56)	(20)
Impairment of fixed assets	73	(49)	(190)
Share of profits (losses) of associates and joint ventures	8	3	6
Operating income	6,112	4,997	4,870
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	18,154	18,211	18,046
External purchases	(7,036)	(7,167)	(7,123)
Other operating income	1,392	1,377	1,453
Other operating expenses	(553)	(535)	(553)
Labor expenses	(3,730)	(3,833)	(3,987)
Operating taxes and levies	(893)	(977)	(965)
Gains (losses) on disposal of fixed assets, investments and activities			7
Adjusted EBITDA		7,076	6,878
Significant litigations			(115)
Specific labor expenses		(614)	(307)
Restructuring and integration costs		(114)	(12)
Reported EBITDA		6,348	6,444
Depreciation and amortization of fixed assets	(3,179)	(3,148)	(3,073)
Impairment of fixed assets	(1)	(2)	(3)
Share of profits (losses) of associates and joint ventures	0
Operating income	3,892	3,198	3,368
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	5,280	5,349	5,231
External purchases	(2,907)	(3,204)	(3,157)
Other operating income	221	155	110
Other operating expenses	(207)	(211)	(202)
Labor expenses	(271)	(263)	(255)
Operating taxes and levies	(160)	(161)	(160)
Gains (losses) on disposal of fixed assets, investments and activities		35
Adjusted EBITDA		1,700	1,567
Significant litigations		(31)
Restructuring and integration costs		(9)	(4)
Reported EBITDA		1,660	1,563
Depreciation and amortization of fixed assets	(1,076)	(1,105)	(1,008)
Operating income	626	555	555
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	5,783	5,687	5,578
External purchases	(3,341)	(3,412)	(3,368)
Other operating income	148	130	146
Other operating expenses	(173)	(168)	(149)
Labor expenses	(678)	(681)	(690)
Operating taxes and levies	(84)	(93)	(88)
Gains (losses) on disposal of fixed assets, investments and activities		45	27
Adjusted EBITDA		1,508	1,456
Specific labor expenses			1
Investments and businesses portfolio review			(1)
Restructuring and integration costs		(6)	(39)
Reported EBITDA		1,502	1,417
Depreciation and amortization of fixed assets	(1,119)	(1,164)	(1,157)
Reclassification of translation adjustment from liquidated entities	0
Impairment of goodwill			(19)
Impairment of fixed assets	(15)	1	(1)
Share of profits (losses) of associates and joint ventures	1
Operating income	382	339	240
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	5,646	5,190	5,030
External purchases	(2,465)	(2,521)	(2,444)
Other operating income	72	68	73
Other operating expenses	(245)	(231)	(209)
Labor expenses	(507)	(468)	(426)
Operating taxes and levies	(495)	(391)	(418)
Gains (losses) on disposal of fixed assets, investments and activities		20	6
Adjusted EBITDA		1,667	1,612
Restructuring and integration costs		(12)	(21)
Reported EBITDA		1,655	1,591
Depreciation and amortization of fixed assets	(972)	(906)	(902)
Reclassification of translation adjustment from liquidated entities	2
Impairment of goodwill	(54)	(56)	(1)
Impairment of fixed assets	89	(46)	(180)
Share of profits (losses) of associates and joint ventures	12	12	14
Operating income	939	659	522
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	7,820	7,292	7,251
External purchases	(3,991)	(3,696)	(3,735)
Other operating income	169	148	169
Other operating expenses	(634)	(661)	(652)
Labor expenses	(1,949)	(1,718)	(1,588)
Operating taxes and levies	(115)	(120)	(139)
Adjusted EBITDA		1,245	1,306
Specific labor expenses		(68)	(15)
Restructuring and integration costs		(24)	(33)
Reported EBITDA		1,153	1,258
Depreciation and amortization of fixed assets	(399)	(387)	(371)
Reclassification of translation adjustment from liquidated entities	0
Impairment of fixed assets	1
Share of profits (losses) of associates and joint ventures	1	(1)	1
Operating income	772	765	889
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	1,498	1,534	1,651
External purchases	(2,041)	(2,469)	(2,771)
Other operating income	2,088	2,146	2,318
Other operating expenses	(63)	(35)	(52)
Labor expenses	(1,261)	(1,235)	(1,192)
Operating taxes and levies	(80)	(66)	(80)
Gains (losses) on disposal of fixed assets, investments and activities		80	48
Adjusted EBITDA		(45)	(78)
Significant litigations		(2)	(156)
Specific labor expenses		(129)	(53)
Investments and businesses portfolio review		17	(4)
Restructuring and integration costs		(35)	(58)
Reported EBITDA		(194)	(349)
Depreciation and amortization of fixed assets	(340)	(316)	(331)
Reclassification of translation adjustment from liquidated entities	10	1	(8)
Impairment of fixed assets	(1)	(2)	(7)
Share of profits (losses) of associates and joint ventures	(7)	(8)	(9)
Operating income	(499)	(519)	(704)
Telecom activities, operating segment, eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	(1,939)	(1,879)	(1,926)
External purchases	3,974	3,990	4,278
Other operating income	(3,396)	(3,468)	(3,741)
Other operating expenses	1,361	1,357	1,389
Operating income	0
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
External purchases	(96)	(87)	(63)
Other operating income	43	44	78
Other operating expenses	(29)	(33)	(14)
Labor expenses	(73)	(70)	(62)
Operating taxes and levies	(1)	(1)	(1)
Adjusted EBITDA		(147)	(62)
Specific labor expenses		(1)
Reported EBITDA		(148)	(62)
Depreciation and amortization of fixed assets	(24)	(21)	(4)
Effects resulting from business combinations			(27)
Operating income	€ (186)	€ (169)	€ (93)